Risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Percentage of risks	10.00%	10.00%
Tire Supply chain financing [Member]
Concentration Risk [Line Items]
Percentage of risks	43.90%
Interest income	$ 15,604,310
Loan receivable	$ 56,966,609
Loan receivable percentage	36.80%
Trade and service [Member]
Concentration Risk [Line Items]
Percentage of risks	23.50%
Interest income	$ 8,355,837
Loan receivable	$ 54,413,130
Loan receivable percentage	35.20%